Exhibit 99.1

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-20	30/360 Days	30	Collection Period Start	1-Nov-20
Distribution Date	15-Dec-20	Actual/360 Days	29	Collection Period End	30-Nov-20
				Prior Month Settlement Date	16-Nov-20
				Current Month Settlement Date	15-Dec-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	103,641,842.05	93,543,452.25	0.089802
Yield Supplement Overcollaterization		70,401,532.33	1,855,234.43	1,591,008.09
Total Adjusted Pool Balance		1,041,666,668.41	101,786,607.62	91,952,444.16
Total Adjusted Securities		1,041,666,668.41	101,786,607.62	91,952,444.16	0.088274
Class A-1 Notes	1.00000%	233,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.47000%	266,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.20088%	80,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.74000%	332,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	2.11000%	89,000,000.00	60,119,939.21	50,285,775.75	0.565009
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	9,834,163.46	105,710.89	110.4962187	1.1877628
Certificates	0.00	0.00	—	—

Total Securities	9,834,163.46	105,710.89

I. COLLECTIONS

Interest:
Interest Collections				193,478.83
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				193,478.83
Principal:
Principal Collections				10,068,663.95
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				10,068,663.95
Recoveries of Defaulted Receivables				76,490.07

Total Collections				10,338,632.85

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			19,343	101,786,607.62
Total Principal Payment				9,834,163.46

			18,465	91,952,444.16

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	10,338,632.85
Reserve Account Draw	0.00
Total Available for Distribution	10,338,632.85
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	86,368.20
Servicing Fee Paid	86,368.20
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	105,710.89
Class A-4 Notes Monthly Interest Paid	105,710.89
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		105,710.89
Total Note Monthly Interest Paid		105,710.89
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		10,146,553.76
4. Total Monthly Principal Paid on the Notes		9,834,163.46
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		9,834,163.46
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		312,390.30
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		312,390.30

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.28%
Weighted Average Remaining Maturity		14.73

	Amount	Number
Principal on Defaulted Receivables	29,725.85	10
Principal Recoveries of Defaulted Receivables	76,490.07

Monthly Net Losses	(46,764.22)
Pool Balance at Beginning of Collection Period	103,641,842.05
Net Loss Ratio for Third Preceding Collection Period	-0.28%
Net Loss Ratio for Second Preceding Collection Period	-0.38%
Net Loss Ratio for Preceding Collection Period	0.23%
Net Loss Ratio for Current Collection Period	-0.54%
Four-Month Average Net Loss Ratio	-0.24%
Cumulative Net Losses for all Periods	9,748,545.45

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,040,485.04	130	1.11%
61-90 Days Delinquent	296,927.29	35	0.32%
91-120 Days Delinquent	76,628.36	8	0.08%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,414,040.69	173	1.51%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.29%	0.20%
Delinquency Ratio for Preceding Collection Period	0.29%	0.20%
Delinquency Ratio for Current Collection Period	0.40%	0.23%
Four-Month Average Delinquency Ratio	0.30%	0.20%
60 Day Delinquent Receivables	385,316.18
Delinquency Percentage	0.41%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	812,188.72
Number of Extensions	101

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO